Related Party Balances and Transactions - Summary of Amounts Due to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,984	$ 304	¥ 4,309
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,984		¥ 4,309